Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2019
Segmental analysis
Schedule of group's revenue and profit

The Group’s revenue and profit is disaggregated as follows:

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Interest	Other	segment	Adjusted
	revenue	revenue	customers	income	revenue[1]	revenue	EBITDA
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2019
Germany	4,961	495	5,456	14	120	5,590	2,352
Italy	2,424	256	2,680	4	25	2,709	1,006
UK	2,451	598	3,049	34	68	3,151	658
Spain	1,966	157	2,123	13	25	2,161	460
Other Europe	2,392	253	2,645	9	36	2,690	872
Eliminations	(74)	—	(74)	—	(2)	(76)	—
Europe	14,120	1,759	15,879	74	272	16,225	5,348
Vodacom	2,217	416	2,633	2	99	2,734	1,019
Other Markets	2,024	299	2,323	2	26	2,351	755
Eliminations	—	—	—	—	—	—	—
Rest of the World	4,241	715	4,956	4	125	5,085	1,774
Common Functions	240	24	264	—	523	787	(17)
Eliminations	(57)	—	(57)	—	(101)	(158)	—
Group	18,544	2,498	21,042	78	819	21,939	7,105

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Interest	Other	segment	Adjusted
	revenue	revenue	customers	income	revenue[1]	revenue	EBITDA
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2018 (restated)[2]
Germany	4,577	516	5,093	14	73	5,180	2,082
Italy	2,512	351	2,863	—	35	2,898	1,058
UK	2,460	611	3,071	25	35	3,131	675
Spain	2,162	205	2,367	9	33	2,409	529
Other Europe	2,238	263	2,501	10	29	2,540	833
Eliminations	(62)	—	(62)	—	(3)	(65)	—
Europe	13,887	1,946	15,833	58	202	16,093	5,177
Vodacom	2,199	431	2,630	6	82	2,718	1,070
Other Markets	1,990	454	2,444	3	12	2,459	673
Eliminations	—	—	—	—	—	—	—
Rest of the World	4,189	885	5,074	9	94	5,177	1,743
Common Functions	246	15	261	2	475	738	(5)
Eliminations	(54)	—	(54)	—	(106)	(160)	—
Group	18,268	2,846	21,114	69	665	21,848	6,915

Notes:

1.	Other revenue includes lease revenue.
2.

Revenue for the comparative period has been revised for the allocation of, and timing of recognition for, equipment and service revenue compared to amounts previously disclosed in the condensed consolidated financial statements for the six months ended 30 September 2018. Service revenue decreased by €172 million (Germany: €(9) million, UK: €(94) million, Other Europe: €(15) million, Common Functions: €(54) million. Equipment revenue increased by €170 million (Germany: €73 million, UK: €94 million, Other Europe: €1 million, Common Functions: €2 million). This resulted in a net reduction in revenue from contracts with customers of €2 million (Germany: €64 million, Other Europe: €(14) million, Common Functions €(52) million). This was offset by an increase in other revenue of €54 million (Other Europe: €1 million, Common Functions: €53 million), resulting in an increase of €52 million for total segment revenue (Germany: €64 million, Other Europe €(13) million, Common Functions: €1 million). Adjusted EBITDA increased by €42 million.

Schedule of reconciliation of adjusted EBITDA to operating profit/(loss)

	Six months ended 30 September
		2018
	2019	(restated)[1]
	€m	€m
Adjusted EBITDA	7,105	6,915
Depreciation, amortisation and loss on disposal of fixed assets	(4,874)	(4,773)
Share of adjusted results in equity accounted associates and joint ventures[2]	(550)	(8)
Adjusted operating profit	1,681	2,134
Impairment loss	—	(3,495)
Restructuring costs	(163)	(95)
Amortisation of acquired customer bases and brand intangible assets	(232)	(317)
Other income and expense	(872)	(256)
Interest on lease liabilities	163	—
Operating profit/(loss)	577	(2,029)

Notes:

1.

Revenue for the comparative period has been revised for the allocation of, and timing of recognition for, equipment and service revenue compared to amounts previously disclosed in the condensed consolidated financial statements for the six months ended 30 September 2018. As a result, adjusted EBITDA increased by €42 million.

2.

Share of adjusted results in equity accounted associates and joint ventures excludes amortisation of acquired customer bases and brand intangible assets, restructuring costs and other costs of €2.1 billion (2018: €0.4 billion) which are included in amortisation of acquired customer base and brand intangible assets, restructuring costs and other income and expense respectively.